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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:            October 31

Date of reporting period:          July 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Target Payment Fund

The schedules are not audited.

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.1%
36,100	iShares Barclays 20+ Year Treasury Bond Fund	$4,423,333	1.1
48,700	iShares iBoxx High Yield Corporate Bond Fund	4,284,139	1.0
133,400	iShares MSCI EAFE Index Fund	8,641,652	2.0
111,900	Vanguard S&P 500 ETF	21,591,105	5.0

	Total Exchange-Traded Funds (Cost $39,375,794)	38,940,229	9.1

MUTUAL FUNDS: 90.7%
	Affiliated Investment Companies: 89.7%
3,425,097	Voya Floating Rate Fund - Class I	34,456,480	8.0
3,043,573	Voya Global Bond Fund - Class R6	30,131,369	7.0
646,381	Voya Global Real Estate Fund - Class R6	12,927,611	3.0
4,321,947	Voya High Yield Bond Fund - Class I	34,705,237	8.0
6,290,765	Voya Intermediate Bond Fund - Class R6	62,970,561	14.6
2,832,059	Voya International Core Fund - Class I	28,320,593	6.6
2,861,300	Voya Large Cap Growth Fund - Class R6	45,265,764	10.5
4,274,484	Voya Large Cap Value Fund - Class R6	54,157,715	12.5
246,161	Voya MidCap Opportunities Fund - Class R6	6,498,663	1.5
1,317,258	Voya Multi-Manager Emerging Markets Equity Fund - Class I	12,961,820	3.0
3,214,004	Voya Multi-Manager International Equity Fund - Class I	36,832,485	8.5
260,037	Voya Multi-Manager International Small Cap Fund - Class I	12,981,053	3.0
509,251	Voya Multi-Manager Mid Cap Value Fund - Class I	6,528,594	1.5
472,883	Voya Small Company Fund - Class R6	8,724,688	2.0
		387,462,633	89.7

	Unaffiliated Investment Companies: 1.0%
806,603	@ Credit Suisse Commodity Return Strategy Fund - Class I	4,242,731	1.0

	Total Mutual Funds (Cost $388,796,225)	391,705,364	90.7

	Total Long-Term Investments (Cost $428,172,019)	430,645,593	99.8

SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
1,896,851	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $1,896,851)	1,896,851	0.4

	Total Short-Term Investments (Cost $1,896,851)	1,896,851	0.4

	Total Investments in Securities (Cost $430,068,870)	$432,542,444	100.2
	Liabilities in Excess of Other Assets	(733,870)	(0.2)
	Net Assets	$431,808,574	100.0

††	Rate shown is the 7-day yield as of July 31, 2015.
@	Non-income producing security.

Cost for federal income tax purposes is $430,133,166.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$9,940,288
Gross Unrealized Depreciation	(7,531,010)
Net Unrealized Appreciation	$2,409,278

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$38,940,229	$–	$–	$38,940,229
Mutual Funds	391,705,364	–	–	391,705,364
Short-Term Investments	1,896,851	–	–	1,896,851
Total Investments, at fair value	$432,542,444	$–	$–	$432,542,444
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(1,401,285)	$–	$(1,401,285)
Total Liabilities	$–	$(1,401,285)	$–	$(1,401,285)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 7/31/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 - Class I	$-	$63,200,744	$(63,200,744)	$-	$-	$644,979	$97,036	$-
Voya Floating Rate Fund - Class I	16,142,155	22,601,337	(4,281,434)	(5,578)	34,456,480	734,587	(46,102)	-
Voya Global Bond Fund - Class R6	22,380,183	12,186,649	(3,420,935)	(1,014,528)	30,131,369	-	(245,288)	-
Voya Global Real Estate Fund - Class R6	13,507,384	2,866,923	(2,823,735)	(622,961)	12,927,611	268,361	466,788	-
Voya High Yield Bond Fund - Class I	35,601,880	13,078,482	(12,476,678)	(1,498,447)	34,705,237	1,440,831	382,400	-
Voya Intermediate Bond Fund - Class R6	46,963,093	16,449,232	-	(441,764)	62,970,561	1,136,383	-	-
Voya International Core Fund - Class I	13,847,566	22,476,612	(8,832,190)	828,605	28,320,593	48,233	(22,700)	735,866
Voya Large Cap Growth Fund - Class R6	29,511,084	31,029,386	(16,165,093)	890,387	45,265,764	28,504	1,962,127	182,718
Voya Large Cap Value Fund - Class R6	32,709,622	44,702,623	(19,130,095)	(4,124,435)	54,157,715	574,469	1,199,497	2,566,875
Voya MidCap Opportunities Fund - Class R6	11,425,562	9,357,394	(13,571,821)	(712,472)	6,498,663	6,686	1,297,160	526,350
Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,846,212	5,175,443	(266,770)	(1,793,065)	12,961,820	149,717	29,407	-
Voya Multi-Manager International Equity Fund - Class I	24,592,164	26,264,427	(15,791,524)	1,767,418	36,832,485	219,634	(205,503)	376,515
Voya Multi-Manager International Small Cap Fund - Class I	16,296,739	3,405,888	(6,281,314)	(440,260)	12,981,053	218,303	1,381,937	-
Voya Multi-Manager Mid Cap Value Fund - Class I	11,500,686	9,959,815	(13,930,339)	(1,001,568)	6,528,594	52,910	805,721	782,984
Voya Small Company Fund - Class R6	6,709,768	5,946,735	(4,010,931)	79,116	8,724,688	12,797	224,401	213,680
	$291,034,098	$288,701,690	$(184,183,603)	$(8,089,552)	$387,462,633	$5,536,394	$7,326,881	$5,384,988

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At July 31, 2015, the following over-the-counter written options were outstanding for Voya Global Target Payment Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Option on Indices
499,844	UBS AG	Call on iShares® MSCI EAFE Index Fund	64.220	USD	08/26/15	$513,590	$(607,640)
21,469	JPMorgan Chase & Co.	Call on S&P 500® Index	2,093.250	USD	08/26/15	525,797	(613,658)
29,701	BNP Paribas Bank	Call on SPDR® S&P® MidCap 400 ETF	269.350	USD	08/26/15	104,001	(179,987)
			Total Written OTC Options			$1,143,388	$(1,401,285)

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type
Equity contracts	Written options	$1,401,285
Total Liability Derivatives		$1,401,285

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2015:

	BNP Paribas Bank	JPMorgan Chase & Co.	UBS AG	Totals
Liabilities:
Written options	$179,987	$613,658	$607,640	$1,401,285
Total Liabilities	$179,987	$613,658	$607,640	$1,401,285

Net OTC derivative instruments by counterparty, at fair value	$(179,987)	$(613,658)	$(607,640)	(1,401,285)

Total collateral pledged by Fund/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(179,987)	$(613,658)	$(607,640)	$(1,401,285)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 25, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 25, 2015